Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2022 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.41%
Georgia - 3.52%
City of Atlanta GA Airport Passenger Facility Charge
5.000%, 07/01/2035	$1,130,000	$1,362,377
Illinois - 1.64%
State of Illinois
4.000%, 03/01/2024	605,000	635,771
New York - 89.39%
City of New York, NY
4.000%, 08/01/2034	740,000	808,666
5.000%, 12/01/2035	1,230,000	1,475,702
City of Yonkers, NY
4.000%, 05/01/2035	750,000	848,631
County of Dutchess, NY
4.000%, 03/01/2032	500,000	553,191
County of Westchester, NY
4.000%, 12/01/2029	650,000	724,746
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,190,000	1,225,094
5.000%, 11/15/2028	355,000	415,982
4.000%, 11/15/2032	1,000,000	1,080,346
4.000%, 11/15/2035	750,000	806,924
Nassau County Interim Finance Authority
4.000%, 11/15/2034	1,275,000	1,500,763
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	251,509
2.850%, 11/01/2031	1,130,000	1,148,520
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030	465,000	518,157
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2034	500,000	576,658
5.000%, 02/01/2036	1,000,000	1,239,190
New York City Water & Sewer System
5.000%, 06/15/2031	500,000	584,994
4.000%, 06/15/2036	1,190,000	1,335,492
New York Liberty Development Corp.
2.500%, 11/15/2036	350,000	336,065
New York State Dormitory Authority
5.000%, 10/01/2032	1,000,000	1,147,070
5.000%, 03/15/2033	135,000	161,798
4.000%, 03/15/2034	2,000,000	2,284,880
5.000%, 07/01/2034	1,000,000	1,108,989
5.000%, 03/15/2035	500,000	560,075
New York State Dormitory Authority - New York University
5.000%, 07/01/2033	1,090,000	1,210,298
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,284,942
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	400,462
2.900%, 11/01/2025	190,000	194,548
3.050%, 11/01/2027	1,000,000	1,002,524
New York State Thruway Authority
5.000%, 01/01/2032	1,020,000	1,115,422
5.000%, 01/01/2035	1,000,000	1,126,679

New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	750,000	752,582
Port Authority of New York & New Jersey
5.000%, 10/15/2033	1,250,000	1,396,795
5.000%, 11/15/2033	700,000	826,950
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2029	195,000	213,995
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	707,416
2.650%, 04/01/2029	500,000	510,609
Triborough Bridge & Tunnel Authority
2.795%, 11/15/2032 (a)	865,000	654,973
5.000%, 11/15/2034	1,000,000	1,204,398
Utility Debt Securitization Authority
5.000%, 12/15/2034	1,125,000	1,279,502
		34,575,537
Texas - 3.86%
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	1,325,000	1,491,077
TOTAL MUNICIPAL BONDS (Cost $37,921,930)		38,064,762

	Shares
Money Market Funds - 0.67%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (b)	258,010	258,010
Total Money Market Funds (Cost $258,010)		258,010

Total Investments (Cost $38,179,940) - 99.08%		38,322,772
Other Assets in Excess of Liabilities - 0.92%		355,173
Total Net Assets - 100.00%		$38,677,945

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of February 28, 2022.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022.

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,059,264	$40,861,287	$-	$100,920,551
Real Estate Investment Trusts	1,741,071	-	-	1,741,071
Total Equity Securities	61,800,335	40,861,287	-	102,661,622
Money Market Funds	2,346,306	-	-	2,346,306
Total Investments in Securities	$64,146,641	$40,861,287	$-	$105,007,928

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$27,731,822	$22,161,906	$-	$49,893,728
Real Estate Investment Trusts	187,342	699,876	-	887,218
Total Equity Securities	27,919,164	22,861,782	-	50,780,946
Money Market Funds	1,100,464	-	-	1,100,464
Total Investments in Securities	$29,019,628	$22,861,782	$-	$51,881,410

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,033,787	$-	$1,033,787
Corporate Bonds	-	15,679,137	-	15,679,137
Mortgage Backed Securities	-	11,846,683	-	11,846,683
Municipal Bonds	-	12,285,991	-	12,285,991
U.S. Government Notes/Bonds	-	12,653,161	-	12,653,161
U.S. Government Agency Issues	-	5,504,042	-	5,504,042
Total Fixed Income Securities	-	59,002,801	-	59,002,801
Exchange-Traded Funds	1,892,889	-	-	1,892,889
Money Market Funds	245,930	-	-	245,930
Total Investments in Securities	$2,138,819	$59,002,801	$-	$61,141,620

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$72,339,257	$-	$72,339,257
Total Fixed Income Securities	-	72,339,257	-	72,339,257
Money Market Funds	130,943	-	-	130,943
Total Investments in Securities	$130,943	$72,339,257	$-	$72,470,200

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,064,762	$-	$38,064,762
Total Fixed Income Securities	-	38,064,762	-	38,064,762
Money Market Funds	258,010	-	-	258,010
Total Investments in Securities	$258,010	$38,064,762	$-	$38,322,772

The Funds held no Level 3 securities during the period ended February 28, 2022.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.